Bank Borrowings - Borrowing detail by maturity - (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Non-current amount drawn down	$ 0	$ 179,473
Non-current portion of non-current borrowings		179,473
Later than one year and not later than two years
Borrowings [abstract]
Non-current portion of non-current borrowings		179,473
Borrowings to finance investments
Borrowings [abstract]
Non-current amount drawn down		8,198
Non-current portion of non-current borrowings		8,198
Borrowings to finance investments | Later than one year and not later than two years
Borrowings [abstract]
Non-current portion of non-current borrowings		8,198
Credit facilities
Borrowings [abstract]
Non-current amount drawn down		171,260
Non-current portion of non-current borrowings		171,260
Credit facilities | Later than one year and not later than two years
Borrowings [abstract]
Non-current portion of non-current borrowings		171,260
Other
Borrowings [abstract]
Non-current amount drawn down		15
Non-current portion of non-current borrowings		15
Other | Later than one year and not later than two years
Borrowings [abstract]
Non-current portion of non-current borrowings		$ 15